Major Restructuring Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of restructuring costs [line items]
Total restructuring costs	£ 1,105
Asset impairments	521
Other non-cash charges	99
Combined Restructuring And Integration Programme [Member]
Disclosure of restructuring costs [line items]
Total restructuring costs	54
Increase decrease provision reversal restructuring	£ 148	£ 99	£ 43